Dropdown Predecessor (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Petrojarl Varg (note 12b) [Member]	Dec. 31, 2010 Falcon Spirit (note 12c) [Member]	Dec. 31, 2009 Falcon Spirit (note 12c) [Member]	Dec. 31, 2010 Rio das Ostras (note 12d) [Member]	Dec. 31, 2009 Rio das Ostras (note 12d) [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2011 Scott Spirit (note 12j) [Member]
Dropdown Predecessor (Textual) [Abstract]
Increased (Decrease) Partnership's Net Income	$ 11.4	$ 0.9	$ (0.4)	$ (8.3)	$ (11.4)	$ (9.3)	$ (15.1)
Increased (Decrease) Partnership's Comprehensive Income	$ 13.4	$ 0.9	$ (0.4)	$ (9.1)	$ (12.2)	$ (9.3)	$ (15.1)